Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Translation risk - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	€ 42,238	€ 41,381	€ 40,859
Reported EBITDA		11,977	11,863
Operating income	5,927	€ 4,829	€ 4,778
Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	42,238
Reported EBITDA	12,860
Operating income	5,927
Euro Member Countries, Euro | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	31,977
Reported EBITDA	10,075
Operating income	€ 4,646
Increase in euro interest rates (as a percent)	10.00%
Revenues. appreciation	€ (933)
Reported EBITDA, appreciation	(253)
Operating income, appreciation	€ (116)
Decrease in euro interest rates (as a percent)	10.00%
Revenues. depreciation	€ 1,140
Reported EBITDA, depreciation	309
Operating income, depreciation	142
United States of America, Dollars | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	1,184
Reported EBITDA	244
Operating income	177
United Kingdom, Pounds | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	254
Reported EBITDA	28
Operating income	16
Poland, Zlotych | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	2,619
Reported EBITDA	635
Operating income	96
Egypt, Pounds | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	779
Reported EBITDA	211
Operating income	137
Jordan, Dinars | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	398
Reported EBITDA	142
Operating income	7
Morocco, Dirhams | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	571
Reported EBITDA	173
Operating income	26
Other currencies [member] | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	4,455
Reported EBITDA	1,352
Operating income	€ 821